INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 2,440,000	$ 2,024,000
Temporary differences	(160,000)	457,000
Total deferred tax asset	2,280,000	2,481,000
Valuation allowance	$ (2,280,000)	$ (2,481,000)